Accrued and other current liabilities	12 Months Ended
Dec. 31, 2016
Payables And Accruals [Abstract]
Accrued and other liabilities
11.      Accrued and other current liabilities:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2016	2015
		Revised
Accrued payroll	$3,821	$2,992
Accrued interest	1,683	2,919
Accrued tax	7,872	5,982
Customer prepayments	146	1,303
Derivative liability	-	9,981
Accrued and other liabilities of vessels	9,914	8,604
Accrued storage cost	5,158	3,502
Deferred revenue	1,651	1,045
Other	7,190	6,932
Total	$37,435	$43,260

Other accrued and other current liabilities relate to various operating expenses part of the working capital used in the Company's normal operating cycle.